UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06454

Fidelity Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Michigan Municipal Income Fund

Fidelity® Michigan Municipal Money Market Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Note to Shareholders
Fidelity® Michigan Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Michigan Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2020

% of fund's net assets
General Obligations	28.1
Health Care	26.9
Transportation	10.6
Water & Sewer	10.5
Education	7.9

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	0.2%
AA,A	94.8%
BBB	0.4%
BB and Below	0.8%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,029,750
Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	1,860,000	1,852,151
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,270,011

TOTAL GUAM		4,151,912

Michigan - 96.4%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,808,955
5% 5/1/37	1,175,000	1,413,361
Bay City School District Rev. Series 2014:
5% 11/1/25	1,000,000	1,169,130
5% 11/1/26	1,000,000	1,169,130
5% 11/1/27	700,000	816,942
5% 11/1/28	250,000	291,248
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	3,037,466
5% 5/1/29	1,250,000	1,507,025
5% 5/1/30	1,250,000	1,504,388
5% 5/1/34	2,475,000	2,956,561
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,210,300
5% 5/1/33	1,000,000	1,206,830
5% 5/1/34	1,075,000	1,296,106
5% 5/1/35	775,000	933,061
Clarkston Cmnty. Schools Series 2016:
5% 5/1/28	1,745,000	2,085,450
5% 5/1/29	1,500,000	1,789,500
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	4,000,000	5,396,160
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	542,535
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,534,916
5% 7/1/31 (FSA Insured)	1,775,000	2,024,246
5% 7/1/33 (FSA Insured)	2,000,000	2,271,660
5% 7/1/34 (FSA Insured)	1,750,000	1,984,780
5% 7/1/35 (FSA Insured)	2,750,000	3,112,093
5% 7/1/37 (FSA Insured)	2,000,000	2,255,060
Detroit Gen. Oblig. Series 2018:
5% 4/1/21	1,000,000	1,011,136
5% 4/1/22	725,000	742,871
5% 4/1/23	310,000	321,129
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,376,950
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,035
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,108,900
5% 10/1/22 (FSA Insured)	2,645,000	2,900,428
5% 10/1/26 (FSA Insured)	4,850,000	5,170,973
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	912,385
5% 4/1/34 (FSA Insured)	520,000	644,722
5% 4/1/35 (FSA Insured)	500,000	611,655
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (FSA Insured)	1,385,000	1,661,751
5% 5/1/27 (FSA Insured)	1,425,000	1,705,996
Series 2020, 4% 5/1/40	3,000,000	3,545,910
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,955,826
4% 7/1/41	1,395,000	1,489,525
Forest Hills Pub. Schools Series 2015, 5% 5/1/21	1,575,000	1,636,892
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,746,509
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (FSA Insured)	480,000	604,200
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,516,752
5% 11/1/41 (FSA Insured)	1,300,000	1,631,916
5% 11/1/42 (FSA Insured)	1,400,000	1,752,492
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	605,397
5% 1/1/33	250,000	314,945
5% 1/1/34	550,000	690,228
5% 1/1/35	400,000	500,436
5% 1/1/38	655,000	811,650
Series 2012, 5% 1/1/37	1,250,000	1,380,100
Series 2014:
5% 1/1/27	1,300,000	1,496,417
5% 1/1/29	800,000	920,272
5% 1/1/30	2,000,000	2,298,440
Series 2016, 5% 1/1/37	1,250,000	1,497,838
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	304,615
5% 1/1/32	320,000	389,139
5% 1/1/33	550,000	665,880
5% 1/1/34	500,000	603,565
5% 1/1/35	920,000	1,107,836
5% 1/1/36	385,000	462,466
5% 1/1/46	800,000	944,624
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,068,680
Series 2014 A, 5% 7/1/47	1,400,000	1,545,264
Series 2019 A:
5% 7/1/44	1,110,000	1,312,286
5% 7/1/49	2,615,000	3,074,743
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	576,650
5% 12/1/26	1,900,000	2,181,865
5% 12/1/28	1,800,000	2,056,896
Series 2018:
5% 12/1/34	1,075,000	1,313,521
5% 12/1/35	1,225,000	1,490,715
5% 12/1/37	1,375,000	1,662,348
5% 12/1/38	875,000	1,055,005
5% 12/1/43	1,400,000	1,668,338
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (FSA Insured)	1,000,000	1,194,200
4% 5/1/40 (FSA Insured)	1,300,000	1,548,092
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,451,640
Series 2016 C, 5% 7/1/31	7,000,000	8,494,640
Series 2018 A:
5% 7/1/43	10,000,000	12,117,700
5% 7/1/48	5,000,000	6,018,450
Series 2018 B, 5% 7/1/28	1,125,000	1,448,314
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,392,000
Series 2020 B:
5% 7/1/45	1,850,000	2,318,494
5% 7/1/49	1,300,000	1,625,689
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,270,900
5% 5/1/39	1,000,000	1,266,500
Hudsonville Pub. Schools:
Series 2013:
4% 5/1/24	1,220,000	1,341,549
4% 5/1/25	500,000	548,870
5% 5/1/22	600,000	649,938
Series 2017:
5% 5/1/31	430,000	540,613
5% 5/1/32	1,200,000	1,500,108
5% 5/1/34	1,000,000	1,240,520
5% 5/1/35	1,000,000	1,236,460
Ingham, Eaton and Clinton Counties Lansing School District:
Series 2012, 5% 5/1/22	1,730,000	1,878,988
Series II:
4% 5/1/21	375,000	386,054
4% 5/1/22	345,000	367,104
5% 5/1/23	430,000	485,788
5% 5/1/24	355,000	415,336
Jackson County Series 2019, 4% 5/1/34 (Build America Mutual Assurance Insured)	2,310,000	2,705,172
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,176,260
5% 5/15/28	780,000	925,517
5% 5/15/30	5,000,000	5,904,350
Kentwood Pub. Schools Series 2012, 4% 5/1/22	1,000,000	1,067,870
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,557,540
Lake Orion Cmnty. School District Series 2016, 5% 5/1/23	1,915,000	2,163,452
Lansing Board of Wtr. & Lt. Util. Rev. Series 2019 A:
5% 7/1/22	230,000	251,737
5% 7/1/23	340,000	387,716
5% 7/1/24	375,000	443,708
5% 7/1/25	375,000	458,741
Lansing Cmnty. College:
Series 2012:
5% 5/1/23	1,135,000	1,231,850
5% 5/1/25	350,000	379,327
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,291,329
Series 2019, 5% 5/1/44	3,000,000	3,755,910
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,473,902
5% 5/1/29	1,430,000	1,744,285
5% 5/1/31	500,000	604,545
5% 5/1/32	1,000,000	1,205,350
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,619,771
5% 5/1/34	1,750,000	2,174,795
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	960,999
5% 7/1/30	900,000	1,104,075
5% 7/1/31	780,000	952,723
5% 7/1/32	1,000,000	1,213,790
5% 7/1/33	705,000	851,111
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,563,193
Series I, 5% 4/15/38	3,000,000	3,565,290
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/32	1,000,000	1,283,750
5% 11/1/33	2,500,000	3,185,250
5% 11/1/35	1,000,000	1,262,280
5% 11/1/36	1,250,000	1,570,975
5% 11/1/37	1,500,000	1,874,325
5% 11/1/38	1,595,000	1,987,625
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	2,000,000	2,285,940
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	2,000,000	2,183,540
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,000,000	2,183,540
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. and Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/25 (FSA Insured)	1,850,000	2,149,737
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,412,370
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,347,388
5% 1/1/40	3,000,000	3,208,710
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	2,753,576
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,120,940
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	599,503
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	882,693
5% 12/1/37	3,270,000	3,953,136
5% 12/1/42	2,120,000	2,536,368
(Trinity Health Proj.) Series 2015, 5% 12/1/33 (Pre-Refunded to 6/1/22 @ 100)	1,220,000	1,323,700
Bonds:
Series 2015 D2, 1 month U.S. LIBOR + 0.750% 0.875%, tender 7/2/20 (b)(c)	7,920,000	7,916,154
Series 2016 E1, 4%, tender 8/15/24 (b)	1,185,000	1,338,908
Series 2019 B, 3.5%, tender 11/15/22 (b)	5,000,000	5,310,350
Series 2019 MI2, 5%, tender 2/1/25 (b)	5,000,000	5,914,650
Series 2010 A:
5% 12/1/27	1,090,000	1,106,721
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,182
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	136,128
Series 2012:
5% 11/15/24	660,000	719,004
5% 11/15/25	1,000,000	1,086,770
5% 11/15/26	800,000	867,280
5% 11/1/42	2,000,000	2,127,880
5% 11/15/42	3,120,000	3,318,931
Series 2013:
5% 10/1/25	1,255,000	1,388,105
5% 8/15/30	4,105,000	4,536,600
Series 2014 H1:
5% 10/1/22	1,000,000	1,057,000
5% 10/1/25	2,250,000	2,658,870
5% 10/1/39	4,725,000	5,389,004
Series 2014:
5% 6/1/25	1,000,000	1,146,300
5% 6/1/26	700,000	798,847
5% 6/1/27	700,000	796,411
Series 2015 C:
5% 7/1/26	570,000	682,621
5% 7/1/27	1,215,000	1,450,467
5% 7/1/28	1,500,000	1,786,665
5% 7/1/35	2,100,000	2,446,752
Series 2015 D1:
5% 7/1/34	1,250,000	1,441,438
5% 7/1/35	500,000	575,025
Series 2015 D2, 5% 7/1/34	1,000,000	1,170,900
Series 2016 A, 5% 11/1/44	6,190,000	6,979,844
Series 2016:
5% 1/1/29	1,000,000	1,182,250
5% 11/15/29	2,950,000	3,550,296
5% 1/1/30	1,000,000	1,179,160
5% 1/1/31	1,170,000	1,370,784
5% 1/1/32	1,895,000	2,210,442
5% 1/1/33	1,915,000	2,223,966
5% 1/1/34	2,135,000	2,472,266
5% 11/15/34	1,135,000	1,337,983
5% 11/15/41	11,710,000	13,608,191
Series 2019 A:
4% 12/1/49	7,000,000	7,830,690
4% 2/15/50	4,000,000	4,443,080
4% 11/15/50	8,750,000	9,594,900
5% 11/15/48	3,020,000	3,629,829
5% 5/15/54	1,000,000	1,126,880
Series 2019 MI1, 5% 12/1/48	2,000,000	2,411,760
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	3,650,000	3,820,674
Series 2005 A4, 5% 11/1/22	930,000	1,020,759
Series 2010 F4, 5% 11/15/47	3,000,000	3,748,560
Series 2016:
5% 11/15/46	3,500,000	4,110,015
5% 11/15/47	18,000,000	21,123,883
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,790,000	4,162,633
Series A:
3.5% 12/1/50	3,000,000	3,294,210
4% 12/1/48	1,805,000	1,963,226
Series C, 4.25% 6/1/49	3,780,000	4,169,302
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,677,040
Series 2019 C, 4% 2/15/44	1,500,000	1,731,225
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,784,685
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	6,000,000	6,214,440
Milan Area Schools Series 2019, 5% 5/1/21	950,000	985,463
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,472,541
5% 5/1/44	1,175,000	1,500,393
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,252,286
5% 3/1/25	1,225,000	1,310,309
5% 3/1/26	1,290,000	1,378,946
Series 2013 A:
5% 3/1/25	995,000	1,102,410
5% 3/1/26	1,620,000	1,793,065
5% 3/1/27	815,000	900,925
5% 3/1/38	2,900,000	3,147,341
Series 2014:
5% 3/1/28	335,000	375,220
5% 3/1/29	525,000	586,840
5% 3/1/39	3,000,000	3,283,410
Series 2016:
5% 3/1/28	1,150,000	1,360,094
5% 3/1/41	3,475,000	3,956,844
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,985,475
5% 11/1/34	1,250,000	1,483,525
5% 11/1/35	1,300,000	1,538,095
5% 11/1/39	755,000	885,494
Series 2019, 4% 11/1/38	2,000,000	2,328,640
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,842,045
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/22	1,575,000	1,675,910
5% 5/1/42	3,050,000	3,802,161
5% 5/1/44	6,100,000	7,564,244
5% 5/1/46	3,120,000	3,859,877
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	910,954
5% 5/1/26	1,385,000	1,666,861
Series 2015:
5% 5/1/24	570,000	665,697
5% 5/1/26	1,715,000	2,064,020
5% 5/1/27	1,795,000	2,153,677
5% 5/1/28	1,885,000	2,256,703
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,131,470
5% 9/1/27	1,175,000	1,326,082
5% 9/1/28	1,870,000	2,110,389
Saginaw Hosp. Fin. Auth. Hosp. Rev.:
(Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,000,000
Series 2020 J:
4% 7/1/36	770,000	902,155
4% 7/1/37	820,000	957,252
4% 7/1/39	1,430,000	1,658,743
4% 7/1/40	490,000	564,416
Saint Clair County Gen. Oblig. Series 2012, 5% 4/1/26 (Pre-Refunded to 4/1/22 @ 100)	1,495,000	1,616,798
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,759,433
5% 5/1/24	3,200,000	3,695,072
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	911,412
5% 5/1/34	5,630,000	6,548,985
5% 5/1/35	1,250,000	1,449,550
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	818,423
4% 5/1/24 (FSA Insured)	750,000	839,955
4% 5/1/25 (FSA Insured)	500,000	571,650
Series 2018:
5% 5/1/30	550,000	701,927
5% 5/1/32	1,100,000	1,384,504
5% 5/1/34	1,175,000	1,466,200
5% 5/1/35	1,200,000	1,486,932
5% 5/1/36	1,000,000	1,228,670
5% 5/1/37	1,300,000	1,592,448
5% 5/1/38	800,000	977,344
Washtenaw Intermediate School District Series 2019, 5% 5/1/23	2,000,000	2,254,020
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,264,800
5% 12/1/22 (a)	5,260,000	5,516,898
Series 2012 A, 5% 12/1/23	2,300,000	2,523,491
Series 2012 B, 5% 12/1/32 (a)	1,500,000	1,611,030
Series 2014 C:
5% 12/1/29 (a)	720,000	816,437
5% 12/1/31 (a)	860,000	968,962
5% 12/1/34 (a)	1,655,000	1,850,571
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,291,933
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,219,177
5% 12/1/27 (a)	4,810,000	5,604,420
Series 2015 G:
5% 12/1/35	5,435,000	6,200,031
5% 12/1/36	5,760,000	6,558,163
Series 2017 A:
5% 12/1/22	640,000	699,130
5% 12/1/37	545,000	642,789
5% 12/1/42	1,455,000	1,702,670
Series 2017 B, 5% 12/1/47 (a)	450,000	514,971
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,801,100
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,337,086
5% 12/1/31 (a)	2,825,000	3,430,143
5% 12/1/32 (a)	2,945,000	3,552,877
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	500,000	574,660
4% 11/15/39	350,000	401,135
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	2,640,000	2,743,066
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	1,225,000	1,272,824
Series 2014 1:
5% 5/1/30	725,000	842,523
5% 5/1/32	500,000	579,815
5% 5/1/34	900,000	1,041,813
5% 5/1/35	250,000	289,085
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	378,150
5% 11/15/26	400,000	472,312
5% 11/15/28	650,000	763,523
5% 11/15/29	750,000	880,643
5% 11/15/30	855,000	1,004,326
5% 11/15/31	700,000	822,255
Series 2015 A:
5% 11/15/26	1,000,000	1,196,430
5% 11/15/28	2,505,000	2,983,881
Series 2019 A, 5% 11/15/44	2,000,000	2,420,220
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,610,083
5% 5/1/30	1,550,000	1,908,391
5% 5/1/32	2,000,000	2,449,700
Zeeland Pub. Schools Series A:
5% 5/1/27 (FSA Insured)	1,000,000	1,193,530
5% 5/1/28 (FSA Insured)	500,000	594,675
5% 5/1/29 (FSA Insured)	1,000,000	1,188,310
5% 5/1/30 (FSA Insured)	1,000,000	1,185,190

TOTAL MICHIGAN		654,051,066

TOTAL MUNICIPAL BONDS
(Cost $620,986,772)		658,202,978

Municipal Notes - 1.5%
Michigan - 1.5%
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2005, 0.22% 7/1/20, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	2,780,000	$2,780,000
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 0.15% 7/1/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,820,000	3,820,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.13% 7/1/20, VRDN (b)	3,400,000	3,400,000
TOTAL MUNICIPAL NOTES
(Cost $10,000,000)		10,000,000
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $630,986,772)		668,202,978
NET OTHER ASSETS (LIABILITIES) - 1.5%		9,881,342
NET ASSETS - 100%		$678,084,320

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$668,202,978	$--	$668,202,978	$--
Total Investments in Securities:	$668,202,978	$--	$668,202,978	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	28.1%
Health Care	26.9%
Transportation	10.6%
Water & Sewer	10.5%
Education	7.9%
Special Tax	6.9%
Others* (Individually Less Than 5%)	9.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $630,986,772)		$668,202,978
Cash		4,214,222
Receivable for fund shares sold		381,629
Interest receivable		6,116,764
Other receivables		1,749
Total assets		678,917,342
Liabilities
Payable for fund shares redeemed	$156,572
Distributions payable	389,542
Accrued management fee	197,038
Transfer agent fee payable	52,439
Other affiliated payables	13,046
Other payables and accrued expenses	24,385
Total liabilities		833,022
Net Assets		$678,084,320
Net Assets consist of:
Paid in capital		$639,304,726
Total accumulated earnings (loss)		38,779,594
Net Assets		$678,084,320
Net Asset Value, offering price and redemption price per share ($678,084,320 ÷ 53,796,115 shares)		$12.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$9,399,337
Expenses
Management fee	$1,182,182
Transfer agent fees	312,282
Accounting fees and expenses	78,237
Custodian fees and expenses	2,655
Independent trustees' fees and expenses	1,128
Registration fees	21,504
Audit	28,045
Legal	6,025
Miscellaneous	2,385
Total expenses before reductions	1,634,443
Expense reductions	(2,410)
Total expenses after reductions		1,632,033
Net investment income (loss)		7,767,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,546,279
Total net realized gain (loss)		1,546,279
Change in net unrealized appreciation (depreciation) on investment securities		4,877,732
Net gain (loss)		6,424,011
Net increase (decrease) in net assets resulting from operations		$14,191,315

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,767,304	$16,024,910
Net realized gain (loss)	1,546,279	3,377,769
Change in net unrealized appreciation (depreciation)	4,877,732	24,405,510
Net increase (decrease) in net assets resulting from operations	14,191,315	43,808,189
Distributions to shareholders	(8,203,298)	(18,160,383)
Share transactions
Proceeds from sales of shares	51,986,627	99,414,729
Reinvestment of distributions	5,615,552	12,552,934
Cost of shares redeemed	(58,556,864)	(62,248,479)
Net increase (decrease) in net assets resulting from share transactions	(954,685)	49,719,184
Total increase (decrease) in net assets	5,033,332	75,366,990
Net Assets
Beginning of period	673,050,988	597,683,998
End of period	$678,084,320	$673,050,988
Other Information
Shares
Sold	4,158,081	8,059,183
Issued in reinvestment of distributions	448,104	1,013,774
Redeemed	(4,772,728)	(5,050,916)
Net increase (decrease)	(166,543)	4,022,041

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$11.97	$12.22	$11.94	$12.38	$12.33
Income from Investment Operations
Net investment income (loss)A	.144	.309	.319	.333	.352	.387
Net realized and unrealized gain (loss)	.138	.541	(.216)	.324	(.364)	.050
Total from investment operations	.282	.850	.103	.657	(.012)	.437
Distributions from net investment income	(.144)	(.310)	(.318)	(.333)	(.353)	(.387)
Distributions from net realized gain	(.008)	(.040)	(.035)	(.044)	(.075)	–
Total distributions	(.152)	(.350)	(.353)	(.377)	(.428)	(.387)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$12.60	$12.47	$11.97	$12.22	$11.94	$12.38
Total ReturnC,D	2.28%	7.16%	.90%	5.57%	(.16)%	3.61%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.32%F	2.50%	2.67%	2.74%	2.83%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$678,084	$673,051	$597,684	$680,383	$651,635	$634,206
Portfolio turnover rate	14%F	14%	22%	12%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2020

Days	% of fund's investments 6/30/20
1 - 7	89.6
8 - 30	0.4
31 - 60	1.4
91 - 180	2.7
> 180	5.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Variable Rate Demand Notes (VRDNs)	46.2%
Tender Option Bond	39.8%
Other Municipal Security	10.7%
Investment Companies	3.1%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

6/30/20
Fidelity® Michigan Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2020, the most recent period shown in the table, would have been (0.32)%.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.2%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/20, VRDN (a)(b)	$1,100,000	$1,100,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.34% 7/7/20, VRDN (b)	400,000	400,000
Series 2007 B, 0.34% 7/7/20, VRDN (b)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	700,000	700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	100,000	100,000
		1,300,000
Michigan - 44.3%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 0.14% 7/1/20, LOC PNC Bank NA, VRDN (b)	2,595,000	2,595,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.12% 7/7/20, LOC TD Banknorth, NA, VRDN (b)	8,050,000	8,050,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.16% 7/7/20, LOC Bank of New York, New York, VRDN (b)	2,000,000	2,000,000
Lakeview School District Calhoun County Series B, 0.13% 7/7/20 (Michigan Gen. Oblig. Guaranteed), LOC TD Banknorth, NA, VRDN (b)	2,500,000	2,500,000
Michigan Bldg. Auth. Rev.:
(Michigan Gen. Oblig. Proj.) Series 2017 I, 0.13% 7/7/20, LOC Citibank NA, VRDN (b)	3,000,000	3,000,000
Series 2007 1, 0.15% 7/7/20, LOC Citibank NA, VRDN (b)	530,000	530,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 0.24% 7/7/20, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,200,000	1,200,000
(Hosp. Proj.) Series 2016 E2, 0.13% 7/7/20, VRDN (b)	2,330,000	2,330,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 0.16% 7/7/20, LOC Bank of America NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2016 D, 0.17% 7/7/20, LOC Bank of America NA, VRDN (a)(b)	5,000,000	5,000,000
Michigan State Univ. Revs. Series 2000 A, 0.15% 7/7/20 (Liquidity Facility Northern Trust Co.), VRDN (b)	8,040,000	8,040,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.13% 7/1/20, VRDN (b)	2,880,000	2,880,000
(Consumers Energy Co. Proj.) Series 2005, 0.15% 7/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	19,100,000	19,100,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.13% 7/1/20, LOC Comerica Bank, VRDN (b)	7,640,000	7,640,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.17% 7/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	11,300,000	11,300,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.17% 7/7/20, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	18,980,000	18,980,000
		100,145,000
Nebraska - 0.6%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.36% 7/7/20, VRDN (a)(b)	500,000	500,000
Series 1998, 0.36% 7/7/20, VRDN (a)(b)	1,000,000	1,000,000
		1,500,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.29% 7/1/20, VRDN (b)	300,000	300,000
Rhode Island - 0.1%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 0.21% 7/7/20, LOC Freddie Mac, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $104,545,000)		104,545,000

Tender Option Bond - 39.8%
Colorado - 0.1%
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Participating VRDN Series DBE 8027, 0.38% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	200,000	200,000
		300,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Florida - 0.4%
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.43% 8/11/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	800,000	800,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.31%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	100,000	100,000
Michigan - 37.5%
Clarkston Cmnty. Schools Participating VRDN Series Floaters G72, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,695,000	2,695,000
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	8,000,000	8,000,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	11,000,000	11,000,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 0.16% 7/7/20 (Liquidity Facility Citibank NA) (b)(c)(d)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 0.16% 7/7/20 (Liquidity Facility Citibank NA) (b)(c)(d)	800,000	800,000
Series Floaters XM 04 65, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,200,000	3,200,000
Series Floaters XM 07 43, 0.16% 7/7/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,800,000	2,800,000
Series ZF 08 19, 0.18% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	425,000	425,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.18% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,000,000	5,000,000
Series 16 ZM0166, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	10,740,000	10,740,000
Series Floaters ZF 07 84, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,670,000	2,670,000
Series Floaters ZF 07 90, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,800,000	2,800,000
Series Floaters ZF 07 96, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,800,000	2,800,000
Series Floaters ZF 28 25, 0.21% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,500,000	2,500,000
Series XF 28 61, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,200,000	3,200,000
Series XM 04 72, 0.16% 7/7/20 (Liquidity Facility Citibank NA) (b)(c)(d)	1,750,000	1,750,000
Series XM 07 48, 0.23% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,240,000	2,240,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters ZF 07 87, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)	2,600,000	2,600,000
Michigan State Univ. Revs. Participating VRDN Series Floaters ZF 07 50, 0.18% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(d)(f)	1,915,000	1,915,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,100,000	3,100,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,089,000	3,089,000
Series 15 XF2205, 0.15% 7/7/20 (Liquidity Facility Citibank NA) (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,400,000	2,400,000
Series Floaters XF 27 53, 0.15% 7/7/20 (Liquidity Facility Cr. Suisse AG) (b)(c)(d)	1,000,000	1,000,000
Series Floaters ZF 05 90, 0.18% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	4,100,000	4,100,000
		84,824,000
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series 16 ZM0160, 0.27% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300,000	1,300,000
Texas - 0.0%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Utah - 1.0%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 0.38% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	2,300,000	2,300,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.33%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $89,924,000)		89,924,000

Other Municipal Security - 10.7%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.33% tender 7/9/20, CP mode	200,000	200,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2005, 0.38% tender 7/2/20 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	600,000	600,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
0.35% tender 7/2/20, CP mode	200,000	200,000
0.35% tender 7/7/20, CP mode	200,000	200,000
		1,000,000
Michigan - 9.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.38%, tender 1/26/21 (b)(g)	11,915,000	11,915,000
Michigan Fin. Auth. Rev.:
Bonds Series 2015 MI, 1 month U.S. LIBOR + 0.540% 0.664%, tender 12/1/20 (b)(g)	1,030,000	1,030,899
RAN Series 2019 A, 2% 8/20/20, LOC JPMorgan Chase Bank	1,300,000	1,302,209
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (b)	1,320,000	1,325,863
Michigan State Univ. Revs. Bonds Series 2019 C, 4% 8/15/20	1,000,000	1,003,371
Michigan Trunk Line Fund Rev. Bonds Series 2020 A, 5% 11/15/20	4,000,000	4,055,463
Spring Lake Pub. Schools Bonds Series 2014, 5% 11/1/20 (Michigan Gen. Oblig. Guaranteed)	1,745,000	1,766,083
		22,398,888
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 0.45% tender 7/9/20, CP mode	300,000	300,000
Series A1, 0.5% tender 7/9/20, CP mode (a)	300,000	300,000
		600,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $24,198,888)		24,198,888
	Shares	Value

Investment Company - 3.1%
Fidelity Municipal Cash Central Fund .18% (h)(i)
(Cost $7,092,418)	7,091,849	7,092,418
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $225,760,306)		225,760,306
NET OTHER ASSETS (LIABILITIES) - 0.2%		359,103
NET ASSETS - 100%		$226,119,409

Security Type Abbreviations

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $500,000 or 0.2% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,515,000 or 2.0% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.31%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.33%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$105,971
Total	$105,971

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $218,667,888)	$218,667,888
Fidelity Central Funds (cost $7,092,418)	7,092,418
Total Investment in Securities (cost $225,760,306)		$225,760,306
Receivable for fund shares sold		263,039
Interest receivable		322,711
Distributions receivable from Fidelity Central Funds		1,017
Receivable from investment adviser for expense reductions		108
Total assets		226,347,181
Liabilities
Payable to custodian bank	$78,766
Payable for fund shares redeemed	97,207
Audit fees payable	15,708
Distributions payable	89
Accrued management fee	31,889
Other affiliated payables	2,950
Other payables and accrued expenses	1,163
Total liabilities		227,772
Net Assets		$226,119,409
Net Assets consist of:
Paid in capital		$226,119,965
Total accumulated earnings (loss)		(556)
Net Assets		$226,119,409
Net Asset Value, offering price and redemption price per share ($226,119,409 ÷ 225,756,936 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$1,180,953
Income from Fidelity Central Funds		105,971
Total income		1,286,924
Expenses
Management fee	$416,788
Transfer agent fees	187,348
Accounting fees and expenses	18,505
Custodian fees and expenses	1,152
Independent trustees' fees and expenses	409
Registration fees	19,124
Audit	17,970
Legal	2,195
Miscellaneous	570
Total expenses before reductions	664,061
Expense reductions	(150,896)
Total expenses after reductions		513,165
Net investment income (loss)		773,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,468
Total net realized gain (loss)		2,468
Net increase in net assets resulting from operations		$776,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$773,759	$2,743,266
Net realized gain (loss)	2,468	21,468
Net increase in net assets resulting from operations	776,227	2,764,734
Distributions to shareholders	(793,639)	(2,745,404)
Share transactions
Proceeds from sales of shares	17,222,798	23,836,710
Reinvestment of distributions	754,957	2,642,432
Cost of shares redeemed	(44,978,914)	(84,012,064)
Net increase (decrease) in net assets and shares resulting from share transactions	(27,001,159)	(57,532,922)
Total increase (decrease) in net assets	(27,018,571)	(57,513,592)
Net Assets
Beginning of period	253,137,980	310,651,572
End of period	$226,119,409	$253,137,980
Other Information
Shares
Sold	17,222,798	23,836,710
Issued in reinvestment of distributions	754,957	2,642,432
Redeemed	(44,978,914)	(84,012,064)
Net increase (decrease)	(27,001,159)	(57,532,922)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.010	.009	.004	.001	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	.001	–A
Total from investment operations	.003	.010	.010	.004	.002	–A
Distributions from net investment income	(.003)	(.010)	(.009)	(.004)	(.001)	–A
Distributions from net realized gain	–A	–A	(.001)	–A	(.001)	–
Total distributions	(.003)	(.010)	(.010)	(.004)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.33%	.98%	1.01%	.37%	.16%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F	.55%	.55%	.53%	.52%	.53%
Expenses net of fee waivers, if any	.43%F	.55%	.55%	.53%	.35%	.06%
Expenses net of all reductions	.43%F	.55%	.55%	.53%	.35%	.06%
Net investment income (loss)	.66%F	.98%	.90%	.35%	.06%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$226,119	$253,138	$310,652	$420,820	$574,369	$993,737

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$630,986,772	$37,564,589	$(348,383)	$37,216,206
Fidelity Michigan Municipal Money Market Fund	225,760,306	–	–	–

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	54,796,857	45,403,886

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.10%	.35%
Fidelity Michigan Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.16%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Michigan Municipal Income Fund	$827

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of Michigan Municipal Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Michigan Municipal Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Michigan Municipal Money Market Fund	.55%	$14,480

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $136,162.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Michigan Municipal Income Fund	$1,742

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$668
Fidelity Michigan Municipal Money Market Fund	254

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,022.80	$2.46
Hypothetical-C		$1,000.00	$1,022.43	$2.46
Fidelity Michigan Municipal Money Market Fund	.43%
Actual		$1,000.00	$1,003.30	$2.14**
Hypothetical-C		$1,000.00	$1,022.73	$2.16**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.74 and $2.77, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Michigan Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MIR-SANN-0820
1.705626.122

Fidelity® Ohio Municipal Income Fund

Fidelity® Ohio Municipal Money Market Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Ohio Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Ohio Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	31.6
Education	22.5
General Obligations	17.3
Special Tax	5.6
Electric Utilities	5.3

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	3.2%
AA,A	81.1%
BBB	9.3%
BB and Below	2.8%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$926,775
6.375% 10/1/43 (a)	735,000	754,742
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,080,860

TOTAL GUAM		2,762,377

Ohio - 97.4%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,074,500
5% 11/15/23	3,245,000	3,483,183
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,182,710
Series 2016:
5% 11/15/22	2,020,000	2,203,820
5% 11/15/23	1,000,000	1,126,690
5% 11/15/26	535,000	646,189
5.25% 11/15/32	1,000,000	1,184,540
5.25% 11/15/34	1,500,000	1,766,025
5.25% 11/15/41	10,545,000	11,993,883
5.25% 11/15/46	2,650,000	2,994,050
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,620,550
5% 8/1/42	4,175,000	4,979,439
Series 2020 A:
4% 12/1/40	7,000,000	7,970,410
5% 12/1/35	750,000	946,350
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,505,813
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,569,881
5% 2/15/42	3,000,000	3,342,000
Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	7,000,000	7,051,240
Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,014,580
Beavercreek City School District Series 2015, 5% 12/1/29	1,500,000	1,784,385
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,131,300
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
4% 6/1/37	2,000,000	2,299,840
4% 6/1/38	1,000,000	1,146,100
4% 6/1/39	1,000,000	1,142,300
5% 6/1/35	2,000,000	2,557,800
5% 6/1/36	2,000,000	2,545,920
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,196,996
Series 2016 X, 5% 5/15/32	3,950,000	5,334,436
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	9,742,788
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) Series 2014, 5% 12/15/26	4,000,000	4,737,120
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29 (Pre-Refunded to 6/1/25 @ 100)	4,285,000	5,281,134
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/22 (a)	2,550,000	2,692,979
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,028,898
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,454,020
Series 2019 B:
5% 1/1/22 (a)	900,000	950,463
5% 1/1/23 (a)	1,200,000	1,309,272
5% 1/1/24 (a)	1,200,000	1,348,452
5% 1/1/25 (a)	1,125,000	1,296,934
5% 1/1/26 (a)	400,000	470,696
5% 1/1/27 (a)	350,000	419,111
Cleveland Gen. Oblig.:
Series 2012:
5% 12/1/25	25,000	27,805
5% 12/1/25 (Pre-Refunded to 12/1/22 @ 100)	2,325,000	2,587,632
Series 2015:
5% 12/1/26	1,500,000	1,835,310
5% 12/1/27	2,000,000	2,432,860
5% 12/1/29	1,250,000	1,516,850
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,188,240
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,212,340
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	757,362
5% 10/1/30	420,000	527,306
5% 10/1/31	650,000	811,434
5% 10/1/33	600,000	740,892
5% 10/1/36	700,000	855,645
5% 10/1/39	2,040,000	2,474,459
5% 10/1/43	5,000,000	6,012,750
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,391,619
Series 2015 A:
5% 12/1/24	3,725,000	4,215,061
5% 12/1/27	1,750,000	1,975,873
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,429,238
5% 11/15/35	1,245,000	1,491,697
5% 11/15/36	450,000	537,876
5% 11/15/45	2,000,000	2,356,360
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	513,723
4% 12/1/34	370,000	445,591
4% 12/1/35	620,000	743,213
4% 12/1/36	1,400,000	1,671,376
4% 12/1/37	1,115,000	1,326,683
4% 12/1/38	650,000	771,030
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	414,385
5% 11/15/24 (FSA Insured)	475,000	565,834
5% 11/15/25 (FSA Insured)	200,000	245,592
5% 11/15/26 (FSA Insured)	265,000	334,369
5% 11/15/27 (FSA Insured)	220,000	284,759
5% 11/15/28 (FSA Insured)	150,000	195,662
5% 11/15/29 (FSA Insured)	210,000	273,160
5% 11/15/30 (FSA Insured)	530,000	683,318
5% 11/15/32 (FSA Insured)	365,000	464,598
5% 11/15/34 (FSA Insured)	785,000	988,496
5% 11/15/36 (FSA Insured)	1,000,000	1,250,020
5% 11/15/38 (FSA Insured)	830,000	1,031,947
Series 2020 A:
4% 11/15/35 (FSA Insured)	1,000,000	1,169,760
4% 11/15/36 (FSA Insured)	1,000,000	1,160,350
4% 11/15/37 (FSA Insured)	1,000,000	1,151,910
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,034,394
5% 6/1/25	2,500,000	2,647,125
5% 6/1/26	3,075,000	3,254,150
Cleveland Wtr. Rev.:
Series 2015 Y:
4% 1/1/28	650,000	720,317
4% 1/1/29	1,040,000	1,150,354
Series 2020:
5% 1/1/29	1,100,000	1,456,466
5% 1/1/30	2,000,000	2,705,000
5% 1/1/31	2,250,000	3,023,573
5% 1/1/32	1,000,000	1,334,260
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,179,600
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	6,126,800
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,575,400
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	540,521
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	393,481
5% 1/1/30	250,000	303,808
5% 1/1/31	325,000	392,564
5% 1/1/32	500,000	599,915
5% 1/1/33	400,000	476,728
5% 1/1/34	300,000	355,971
5% 1/1/35	500,000	591,185
5% 1/1/36	440,000	518,030
5% 1/1/37	400,000	469,200
5% 1/1/39	1,400,000	1,632,568
5% 1/1/40	1,620,000	1,884,254
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,596,436
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,004,433
5% 2/15/27	1,700,000	1,969,008
5% 2/15/28	2,385,000	2,745,087
5% 2/15/30	3,000,000	3,426,480
5% 2/15/31	1,500,000	1,705,290
5% 2/15/32	1,450,000	1,639,805
Dayton Gen. Oblig. Series 2012:
4% 12/1/22	750,000	761,370
4% 12/1/25	1,540,000	1,563,223
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,238,000
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,513,101
4% 12/1/24	1,490,000	1,612,821
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,341,175
5% 12/1/51	5,000,000	4,672,900
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,463,850
5% 12/1/26	3,045,000	3,550,561
5% 12/1/32	5,920,000	6,777,453
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,095,540
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,635,000	2,954,019
Series 2016 C:
4% 11/1/40	3,000,000	3,374,040
5% 11/1/33	2,610,000	3,176,527
5% 11/1/34	2,155,000	2,615,890
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,347,845
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	855,727
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	702,029
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,634,550
5% 12/1/26	1,500,000	1,782,930
5% 12/1/28	1,550,000	1,836,425
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,089,570
5% 12/1/27	3,825,000	4,161,026
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,227,970
5.25% 6/1/27	3,000,000	3,213,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,420,794
5% 1/1/36	3,450,000	3,573,959
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	844,580
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,508,950
Kent State Univ. Revs.:
Series 2012 A:
5% 5/1/24 (Pre-Refunded to 5/1/22 @ 100)	1,385,000	1,504,276
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,500,000	1,629,180
5% 5/1/26 (Pre-Refunded to 5/1/22 @ 100)	2,220,000	2,411,186
Series 2016, 5% 5/1/30	1,125,000	1,341,180
Series 2020 A:
5% 5/1/45	1,250,000	1,536,163
5% 5/1/50	1,700,000	2,076,737
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	898,767
5% 8/15/45	11,000,000	12,313,276
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,553,981
Lancaster City School District Series 2012:
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	154,392
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	2,860,000	3,160,815
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,235,000	7,275,684
Series 2019:
5% 8/1/20	650,000	652,248
5% 2/1/21	285,000	292,002
5% 2/1/22	200,000	213,076
5% 2/1/23	100,000	110,254
5% 8/1/24	655,000	755,654
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019, 5% 8/1/45	5,500,000	6,487,140
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,334,207
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	609,400
5% 12/1/29	300,000	364,929
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,099,240
Series 2012 A, 5% 8/1/47	5,725,000	6,034,608
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	543,055
5% 12/1/28	1,400,000	1,694,420
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,100,399
5% 2/15/48	3,495,000	3,562,558
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	770,582
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	254,929
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	422,951
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	579,385
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	869,078
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	2,023,613
5% 10/1/33	1,500,000	1,865,520
5% 10/1/35	1,450,000	1,786,444
5% 10/1/36	1,250,000	1,534,938
5% 10/1/37	1,430,000	1,751,335
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,133,743
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	455,000	461,130
Series 2016, 5% 12/1/40	2,000,000	2,302,420
Series 2019 B:
5% 12/1/37	835,000	1,022,574
5% 12/1/38	1,100,000	1,343,122
5% 12/1/39	775,000	943,718
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,726,283
5% 11/1/29	1,325,000	1,567,396
5% 11/1/30	2,285,000	2,693,444
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,877,984
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	875,000
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	5,100,000	5,601,738
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,461,360
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,985,925
5% 7/1/39	2,640,000	3,143,897
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	427,452
4% 7/1/37	450,000	479,615
5% 7/1/28	400,000	478,928
5% 7/1/29	735,000	873,908
5% 7/1/30	300,000	354,957
5% 7/1/31	400,000	469,540
5% 7/1/33	650,000	752,518
5% 7/1/35	1,550,000	1,784,205
5% 7/1/42	1,400,000	1,584,842
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,755,097
5% 9/1/45	4,255,000	5,008,178
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,137,300
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	583,583
5% 12/1/24	585,000	631,080
5% 12/1/25	1,000,000	1,076,090
5% 12/1/26	1,195,000	1,283,657
5% 12/1/27	2,300,000	2,466,865
Series 2018 B:
4% 12/1/33	1,155,000	1,262,011
5% 12/1/21	1,000,000	1,049,350
5% 12/1/23	1,000,000	1,113,270
5% 12/1/25	1,065,000	1,242,099
5% 12/1/27	1,000,000	1,212,660
5% 12/1/29	1,310,000	1,583,816
5% 12/1/31	1,130,000	1,346,226
5% 12/1/35	1,000,000	1,167,080
5% 12/1/36	1,000,000	1,163,120
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,135,090
5% 5/1/28	1,000,000	1,128,130
5% 5/1/29	855,000	961,926
5% 5/1/31	1,005,000	1,122,866
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	5,000,000	4,980,900
Series 2019, 4% 10/1/49	3,270,000	3,469,895
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,496,960
Series 2019 B, 4% 1/1/40	3,000,000	3,417,720
Ohio Hosp. Rev.:
Series 2013 A:
5% 1/15/27	5,000,000	5,453,100
5% 1/15/28	720,000	784,058
Series 2016 A, 5% 1/15/41	5,000,000	5,691,350
Series 2020 A, 4% 1/15/50	1,000,000	1,092,420
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	6,195,000	6,970,552
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	655,000	711,572
Ohio Spl. Oblig.:
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,171,133
5% 4/1/30	2,250,000	2,801,813
5% 4/1/31	2,000,000	2,478,580
5% 4/1/32	1,115,000	1,374,159
5% 4/1/33	1,850,000	2,268,489
5% 4/1/34	1,000,000	1,226,340
5% 4/1/35	2,395,000	2,919,337
Series 2020 A:
5% 2/1/27	1,325,000	1,657,284
5% 2/1/28	1,865,000	2,383,601
5% 2/1/29	2,875,000	3,745,234
5% 2/1/30	1,045,000	1,393,246
Ohio State Univ. Gen. Receipts:
(Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/26	6,770,000	8,596,275
5% 12/1/27	6,845,000	8,904,797
Series 2013 A:
5% 6/1/28	2,000,000	2,243,680
5% 6/1/38	3,500,000	3,856,370
Series 2020 A, 5% 12/1/28	7,010,000	9,357,299
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	5,453,700
(Infrastructure Projs.) Series A3, 0% 2/15/37	400,000	157,884
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24 (Pre-Refunded to 12/1/22 @ 100)	5,075,000	5,641,725
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,213,159
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,550,196
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,696,433
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,329,040
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,114,380
5% 2/15/28	5,030,000	5,802,206
5% 2/15/30	3,860,000	4,422,942
5% 2/15/32	2,550,000	2,896,826
5% 2/15/33	2,460,000	2,782,383
5% 2/15/34	4,450,000	5,019,823
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	400,000	436,012
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,742,432
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,665,582
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	504,868
5% 1/1/25	1,025,000	1,192,331
5% 1/1/33	5,000,000	5,820,500
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	50,000	50,891
Series 2012 C, 4% 6/1/28	2,000,000	2,142,560
Series 2016 A:
5% 6/1/32	745,000	895,460
5% 6/1/33	800,000	957,384
5% 6/1/34	585,000	698,601
Series 2016 C, 5% 6/1/41	2,585,000	3,037,659
Series F, 5% 6/1/32 (Pre-Refunded to 12/1/20 @ 100)	5,000	5,096
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	716,964
5% 6/1/27	350,000	426,993
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,684,965
5% 12/1/25	1,500,000	1,778,385
5% 12/1/26	1,890,000	2,284,991
5% 12/1/27	1,340,000	1,645,761
5% 12/1/28	1,400,000	1,712,326
5% 12/1/29	825,000	1,004,429
5% 12/1/30	1,700,000	2,061,692
5% 12/1/31	750,000	901,598
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46 (Pre-Refunded to 12/1/25 @ 100)	4,000,000	4,945,760
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,641,855
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,054,380
5% 12/1/42	125,000	126,288
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/21	1,080,000	1,109,789
5% 5/1/23	2,665,000	2,737,222

TOTAL OHIO		654,805,640

TOTAL MUNICIPAL BONDS
(Cost $625,572,965)		657,568,017

Municipal Notes - 0.2%
Ohio - 0.2%
Mahoning County Sales Tax BAN Series 2019, 3% 9/16/20
(Cost $1,003,361)	1,000,000	1,005,574
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $626,576,326)		658,573,591
NET OTHER ASSETS (LIABILITIES) - 2.0%		13,717,970
NET ASSETS - 100%		$672,291,561

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$658,573,591	$--	$658,573,591	$--
Total Investments in Securities:	$658,573,591	$--	$658,573,591	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	31.6%
Education	22.5%
General Obligations	17.3%
Special Tax	5.6%
Electric Utilities	5.3%
Others* (Individually Less Than 5%)	17.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $626,576,326)		$658,573,591
Cash		8,335,114
Receivable for fund shares sold		148,747
Interest receivable		6,135,252
Other receivables		1,920
Total assets		673,194,624
Liabilities
Payable for fund shares redeemed	$160,085
Distributions payable	460,468
Accrued management fee	195,975
Transfer agent fee payable	49,210
Other affiliated payables	12,999
Other payables and accrued expenses	24,326
Total liabilities		903,063
Net Assets		$672,291,561
Net Assets consist of:
Paid in capital		$638,179,042
Total accumulated earnings (loss)		34,112,519
Net Assets		$672,291,561
Net Asset Value, offering price and redemption price per share ($672,291,561 ÷ 54,492,308 shares)		$12.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$9,747,532
Expenses
Management fee	$1,180,518
Transfer agent fees	297,134
Accounting fees and expenses	78,164
Custodian fees and expenses	2,599
Independent trustees' fees and expenses	1,129
Registration fees	21,018
Audit	28,045
Legal	2,569
Miscellaneous	2,406
Total expenses before reductions	1,613,582
Expense reductions	(2,575)
Total expenses after reductions		1,611,007
Net investment income (loss)		8,136,525
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,065,814
Total net realized gain (loss)		2,065,814
Change in net unrealized appreciation (depreciation) on investment securities		(5,228,710)
Net gain (loss)		(3,162,896)
Net increase (decrease) in net assets resulting from operations		$4,973,629

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,136,525	$16,902,319
Net realized gain (loss)	2,065,814	1,405,194
Change in net unrealized appreciation (depreciation)	(5,228,710)	25,524,376
Net increase (decrease) in net assets resulting from operations	4,973,629	43,831,889
Distributions to shareholders	(8,246,302)	(18,245,239)
Share transactions
Proceeds from sales of shares	58,913,141	84,825,522
Reinvestment of distributions	5,256,731	11,736,868
Cost of shares redeemed	(61,554,060)	(65,506,210)
Net increase (decrease) in net assets resulting from share transactions	2,615,812	31,056,180
Total increase (decrease) in net assets	(656,861)	56,642,830
Net Assets
Beginning of period	672,948,422	616,305,592
End of period	$672,291,561	$672,948,422
Other Information
Shares
Sold	4,786,913	6,933,651
Issued in reinvestment of distributions	426,155	956,068
Redeemed	(5,079,566)	(5,351,617)
Net increase (decrease)	133,502	2,538,102

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$11.89	$12.20	$11.91	$12.29	$12.26
Income from Investment Operations
Net investment income (loss)A	.149	.319	.321	.330	.339	.363
Net realized and unrealized gain (loss)	(.038)	.515	(.279)	.377	(.308)	.147
Total from investment operations	.111	.834	.042	.707	.031	.510
Distributions from net investment income	(.149)	(.319)	(.321)	(.330)	(.339)	(.363)
Distributions from net realized gain	(.002)	(.025)	(.031)	(.087)	(.072)	(.117)
Total distributions	(.151)	(.344)	(.352)	(.417)	(.411)	(.480)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$12.34	$12.38	$11.89	$12.20	$11.91	$12.29
Total ReturnC,D	.90%	7.08%	.39%	6.03%	.19%	4.24%
Ratios to Average Net AssetsE
Expenses before reductions	.48%F	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%F	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%F	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.44%F	2.60%	2.70%	2.73%	2.72%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$672,292	$672,948	$616,306	$677,359	$657,105	$636,261
Portfolio turnover rate	31%F	10%	11%	24%	17%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2020

Days	% of fund's investments 6/30/20
1 - 7	77.8
8 - 30	0.3
31 - 60	6.6
61 - 90	2.7
91 - 180	9.1
> 180	3.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Variable Rate Demand Notes (VRDNs)	28.5%
Tender Option Bond	49.0%
Other Municipal Security	15.3%
Investment Companies	8.3%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/20
Fidelity® Ohio Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2020, the most recent period shown in the table, would have been (0.19)%.

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 28.5%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/20, VRDN (a)(b)	$1,260,000	$1,260,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.34% 7/7/20, VRDN (a)(b)	1,100,000	1,100,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.34% 7/7/20, VRDN (b)	300,000	300,000
Series 2007 B, 0.34% 7/7/20, VRDN (b)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	700,000	700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	100,000	100,000
		1,200,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.2% 7/7/20, VRDN (a)(b)	300,000	300,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/20, VRDN (a)(b)	700,000	700,000
Ohio - 25.4%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.21% 7/7/20, LOC Northern Trust Co., VRDN (b)	12,810,000	12,810,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.19% 7/7/20, LOC RBS Citizens NA, VRDN (b)	2,835,000	2,835,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) Series 1996, 0.22% 7/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	695,000	695,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 F, 0.17% 7/7/20 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	2,955,000	2,955,000
Series 2016 G, 0.17% 7/7/20 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	19,820,000	19,820,000
Series 2016 I, 0.17% 7/7/20 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,930,000	3,930,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.14% 7/1/20, LOC Bank of America NA, VRDN (a)(b)	5,450,000	5,450,000
FHLMC Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Wingate at Belle Meadows Proj.) Series 2004 E, 0.16% 7/7/20, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,330,000	8,330,000
		56,825,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.29% 7/1/20, VRDN (b)	300,000	300,000
Rhode Island - 0.2%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 0.21% 7/7/20, LOC Freddie Mac, VRDN (a)(b)	400,000	400,000
Texas - 0.1%
Texas Gen. Oblig. Series 2001 A2, 0.25% 7/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	200,000	200,000
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.27% 7/7/20, VRDN (a)(b)	1,600,000	1,600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $63,885,000)		63,885,000

Tender Option Bond - 49.0%
Colorado - 0.1%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Florida - 0.4%
Broward County Port Facilities Rev. Bonds Series G 115, 0.38%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.43% 8/11/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	700,000	700,000
		800,000
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.3%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	300,000	300,000
Ohio - 48.2%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,220,000	2,220,000
Series Floaters XF 25 16, 0.22% 7/7/20 (Liquidity Facility Citibank NA) (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	3,750,000	3,750,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	5,900,000	5,900,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.25% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	3,900,000	3,900,000
Eclipse Fdg. Trust Various States Bonds Series 0005, 0.21%, tender 7/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(e)	7,485,000	7,485,000
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.18% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	7,400,000	7,400,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 0.18% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,670,000	2,670,000
Series 16 XL0004, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.26% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,300,000	2,300,000
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XF 28 89, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,300,000	2,300,000
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 0.17% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	6,000,000	6,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,900,000	7,900,000
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 131, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	2,000,000	2,000,000
Series Floaters E 132, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,000,000	2,000,000
Series XX 11 33, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,300,000	2,300,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 18, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,750,000	3,750,000
Series Floaters ZF 06 70, 0.16% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	3,500,000	3,500,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.23% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,500,000	2,500,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,300,000	3,300,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 83, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,705,000	2,705,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	3,775,000	3,775,000
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,300,000	5,300,000
The Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 0.18% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,990,000	3,990,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,000,000	4,000,000
Series Floaters ZM 06 46, 0.16% 7/7/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	4,200,000	4,200,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 0.21% 7/7/20 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
		107,965,000
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.3%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.2%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	300,000	300,000
		400,000
TOTAL TENDER OPTION BOND
(Cost $109,765,000)		109,765,000

Other Municipal Security - 15.3%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.33% tender 7/9/20, CP mode	200,000	200,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
0.35% tender 7/2/20, CP mode	200,000	200,000
0.35% tender 7/7/20, CP mode	200,000	200,000
		400,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 0.45% tender 7/9/20, CP mode	300,000	300,000
Series A1, 0.5% tender 7/9/20, CP mode (a)	300,000	300,000
		600,000
Ohio - 14.7%
American Muni. Pwr. BAN:
(Village of Carey Proj.) Series 2019, 2.25% 12/3/20 (Ohio Gen. Oblig. Guaranteed)	760,000	762,417
(Village of Genoa Proj.) Series 2019, 2.25% 12/10/20 (Ohio Gen. Oblig. Guaranteed)	620,000	622,199
(Village of Jackson Ctr. Proj.) Series 2019, 2.25% 8/13/20 (Ohio Gen. Oblig. Guaranteed)	500,000	500,453
Series 2020, 1.5% 6/24/21 (Ohio Gen. Oblig. Guaranteed)	1,500,000	1,515,579
Avon Gen. Oblig. BAN:
Series 2019, 2% 9/3/20	2,510,000	2,512,323
Series 2020, 1.5% 6/10/21 (Ohio Gen. Oblig. Guaranteed)	515,000	520,315
Belmont County BAN Series 2019, 2% 8/27/20	1,000,000	1,001,029
Butler County Hosp. Facilities Rev. Bonds:
(UC Health Proj.) Series 2010:
5.5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	100,000	101,503
5.5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	1,390,000	1,409,895
Series 2010, 5.25% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	145,000	147,019
Crestview Loc School District BAN Series 2019, 3.5% 10/1/20 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,005,079
Fairborn Gen. Oblig. BAN:
Series 2019 B, 2% 9/3/20	1,330,000	1,331,490
Series 2020 B, 2% 3/18/21	2,300,000	2,318,515
Lake County Gen. Oblig. BAN Series 2019, 2% 10/15/20	1,825,000	1,828,124
Little Miami Local School District BAN Series 2019, 2% 11/17/20	2,000,000	2,004,567
Mahoning County BAN Series 2019, 3% 9/16/20	1,000,000	1,003,550
Marysville Gen. Oblig. BAN:
Series 2019 C, 2.25% 8/20/20	1,215,000	1,216,474
Series 2020, 2% 3/25/21	1,000,000	1,007,973
Moraine BAN Series 2020, 1% 6/17/21 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,006,316
Newark Gen. Oblig. BAN:
Series 2019, 2.25% 10/1/20	2,000,000	2,003,710
Series 2020, 2.25% 3/24/21	565,000	569,269
North Olmsted Gen. Oblig. BAN Series 2020, 2% 3/10/21	1,020,000	1,026,268
Oakwood Village BAN Series 2019, 2.25% 9/17/20 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,002,081
Perrysburg Gen. Oblig. BAN Series 2019, 2.5% 10/22/20	1,650,000	1,655,522
Southwest Local School District BAN Series 2019, 2% 11/12/20 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,002,529
Sycamore Cmnty. School District Bonds Series 2020, 3% 12/1/20	1,465,000	1,477,113
Village of Obetz BAN Series 2019 B, 2% 11/20/20	1,000,000	1,002,369
Walton Hills BD Anticipation BAN Series 2019, 2% 11/19/20 (Ohio Gen. Oblig. Guaranteed)	1,495,000	1,498,404
		33,052,085
TOTAL OTHER MUNICIPAL SECURITY
(Cost $34,252,085)		34,252,085
	Shares	Value

Investment Company - 8.3%
Fidelity Municipal Cash Central Fund .18% (g)(h)	18,557,144
(Cost $18,559,000)		18,559,000
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $226,461,085)		226,461,085
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,520,225)
NET ASSETS - 100%		$223,940,860

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,575,000 or 2.0% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,000,000 or 0.9% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.38%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	9/26/19	$100,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.3%, tender 7/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$300,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$3,775,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.3%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$38,889
Total	$38,889

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $207,902,085)	$207,902,085
Fidelity Central Funds (cost $18,559,000)	18,559,000
Total Investment in Securities (cost $226,461,085)		$226,461,085
Cash		109,610
Receivable for fund shares sold		34,217
Interest receivable		647,063
Distributions receivable from Fidelity Central Funds		2,213
Other receivables		7
Total assets		227,254,195
Liabilities
Payable for investments purchased	$2,000,000
Payable for fund shares redeemed	1,234,733
Distributions payable	73
Accrued management fee	58,644
Other affiliated payables	2,933
Other payables and accrued expenses	16,952
Total liabilities		3,313,335
Net Assets		$223,940,860
Net Assets consist of:
Paid in capital		$223,990,478
Total accumulated earnings (loss)		(49,618)
Net Assets		$223,940,860
Net Asset Value, offering price and redemption price per share ($223,940,860 ÷ 223,666,144 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$1,260,409
Income from Fidelity Central Funds		38,889
Total income		1,299,298
Expenses
Management fee	$406,186
Transfer agent fees	159,451
Accounting fees and expenses	18,034
Custodian fees and expenses	1,177
Independent trustees' fees and expenses	394
Registration fees	18,215
Audit	17,970
Legal	878
Miscellaneous	545
Total expenses before reductions	622,850
Expense reductions	(52,153)
Total expenses after reductions		570,697
Net investment income (loss)		728,601
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33,550)
Fidelity Central Funds	147
Total net realized gain (loss)		(33,403)
Net increase in net assets resulting from operations		$695,198

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$728,601	$2,844,509
Net realized gain (loss)	(33,403)	20,673
Net increase in net assets resulting from operations	695,198	2,865,182
Distributions to shareholders	(728,839)	(3,071,695)
Share transactions
Proceeds from sales of shares	30,703,539	34,861,373
Reinvestment of distributions	697,527	2,958,373
Cost of shares redeemed	(47,366,895)	(96,409,025)
Net increase (decrease) in net assets and shares resulting from share transactions	(15,965,829)	(58,589,279)
Total increase (decrease) in net assets	(15,999,470)	(58,795,792)
Net Assets
Beginning of period	239,940,330	298,736,122
End of period	$223,940,860	$239,940,330
Other Information
Shares
Sold	30,703,539	34,861,373
Issued in reinvestment of distributions	697,527	2,958,373
Redeemed	(47,366,895)	(96,409,025)
Net increase (decrease)	(15,965,829)	(58,589,279)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.011	.010	.004	.001	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	.003	.012	.010	.004	.001	–A
Distributions from net investment income	(.003)	(.011)	(.010)	(.004)	(.001)	–A
Distributions from net realized gain	–	(.001)	–	–A	–A	–A
Total distributions	(.003)	(.012)	(.010)	(.004)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.32%	1.16%	.98%	.42%	.09%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.53%	.53%	.53%	.52%	.52%
Expenses net of fee waivers, if any	.50%F	.53%	.53%	.52%	.37%	.07%
Expenses net of all reductions	.50%F	.53%	.53%	.52%	.36%	.07%
Net investment income (loss)	.63%F	1.08%	.96%	.40%	.07%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$223,941	$239,940	$298,736	$419,110	$585,637	$1,250,546

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$626,575,749	$34,468,558	$(2,470,716)	$31,997,842
Fidelity Ohio Municipal Money Market Fund	226,461,085	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Ohio Municipal Money Market Fund	(15,976)	(–)	(15,976)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	101,354,827	105,999,538

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.10%	.35%
Fidelity Ohio Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.09%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Ohio Municipal Income Fund	$829

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $51,900.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Ohio Municipal Income Fund	$1,905
Fidelity Ohio Municipal Money Market Fund	11

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$670
Fidelity Ohio Municipal Money Market Fund	242

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Fidelity Ohio Municipal Income Fund	.48%
Actual		$1,000.00	$1,009.00	$2.40
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Fidelity Ohio Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,003.20	$2.49**
Hypothetical-C		$1,000.00	$1,022.38	$2.51**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.69 and $2.72, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Ohio Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

OFF-SANN-0820
1.705575.122

Fidelity® Pennsylvania Municipal Income Fund

Fidelity® Pennsylvania Municipal Money Market Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Pennsylvania Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Pennsylvania Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	30.1
Education	18.8
General Obligations	17.5
Transportation	12.9
Water & Sewer	8.3

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AA,A	79.9%
BBB	9.4%
BB and Below	4.5%
Not Rated	1.3%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	720,825
Pennsylvania - 93.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,005,360
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,182,880
5% 12/1/30	1,365,000	1,608,120
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Escrowed to Maturity) (a)	1,650,000	1,757,795
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,696,470
Series 2018:
5% 3/1/33	1,570,000	1,842,222
5% 3/1/34	2,250,000	2,631,263
Series 2020 A, 5% 2/1/30	2,270,000	3,087,472
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
4% 7/15/37	1,600,000	1,798,032
4% 7/15/38	1,400,000	1,568,518
4% 7/15/39	1,250,000	1,396,575
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,750,000	5,766,358
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (b)	2,000,000	2,225,380
Series 2020 B2, 5%, tender 2/1/27 (b)	2,000,000	2,291,480
Series 2020 B3, 5%, tender 2/1/30 (b)	2,000,000	2,366,040
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	565,940
5% 7/1/27	490,000	553,107
5% 7/1/28	540,000	607,975
5% 7/1/29	710,000	797,032
5% 7/1/30	685,000	766,878
5% 7/1/35	1,885,000	2,070,465
5% 7/1/39	6,675,000	7,242,442
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,662,440
5% 7/15/30	1,500,000	1,911,975
5% 7/15/31	1,250,000	1,584,350
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41 (Pre-Refunded to 12/1/21 @ 100)	2,000,000	2,139,840
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	387,618
4% 11/15/34	250,000	275,390
4% 11/15/35	200,000	219,692
5% 11/15/28	840,000	990,058
5% 11/15/29	1,625,000	1,908,725
5% 11/15/30	685,000	802,238
5% 11/15/46	6,605,000	7,441,986
Series 2016 B:
4% 11/15/40	600,000	651,012
4% 11/15/47	3,605,000	3,851,366
Series 2018 A:
5% 11/15/26	1,140,000	1,388,509
5% 11/15/27	225,000	280,494
5% 11/15/28	200,000	248,310
5% 11/15/29	200,000	247,186
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,290,110
5% 6/1/29	1,000,000	1,318,550
5% 6/1/30	1,000,000	1,343,350
5% 6/1/31	1,150,000	1,559,400
Series 2020 A:
5% 6/1/31	3,500,000	4,636,100
5% 6/1/32	3,500,000	4,569,530
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,644,777
Series 2016:
5% 5/1/30	1,000,000	1,207,030
5% 5/1/31	500,000	600,975
5% 5/1/32	750,000	897,015
5% 5/1/33	2,210,000	2,631,668
5% 5/1/34	1,000,000	1,188,080
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,205,094
5% 5/1/48	4,000,000	4,311,360
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,474,193
5% 6/1/35	1,000,000	1,152,810
5% 6/1/36	500,000	574,710
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,075,130
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	364,812
5% 8/1/22	300,000	323,763
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,196,558
5% 7/1/27	2,500,000	2,712,575
Series 2016 A, 5% 7/1/46	3,500,000	3,787,245
Series 2019, 4% 7/1/45	1,350,000	1,414,598
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	234,806
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	2,750,000
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,423,420
5% 8/1/34	1,000,000	1,109,860
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,770,000	1,770,000
5.375% 7/1/42 (Pre-Refunded to 7/1/20 @ 100)	2,130,000	2,130,000
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,134,340
Series 2017 A2, 5% 2/15/39	1,880,000	2,235,113
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,730,755
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	666,222
5% 11/1/25	665,000	765,920
5% 11/1/27	1,105,000	1,316,188
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,201,410
5% 8/15/33	1,000,000	1,190,290
5% 8/15/34	1,000,000	1,187,750
5% 8/15/36	1,000,000	1,180,540
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,648,232
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,568,647
5% 7/1/44	5,000,000	6,008,600
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,934,607
5% 4/1/44	1,295,000	1,486,246
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,309,526
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/20	215,000	216,703
5% 10/1/21	245,000	254,763
5% 10/1/22	275,000	294,520
5% 10/1/23	1,305,000	1,435,474
5% 10/1/24	335,000	377,156
5% 10/1/25	750,000	841,013
5% 10/1/26	1,000,000	1,114,240
5% 10/1/27	1,000,000	1,111,970
Series 2016 A, 5% 10/1/40	4,000,000	4,387,520
Series 2018 A, 5% 9/1/26	1,500,000	1,799,910
Series 2019:
4% 9/1/34	2,500,000	2,782,950
4% 9/1/35	1,400,000	1,551,424
4% 9/1/36	1,200,000	1,324,224
4% 9/1/37	1,000,000	1,099,880
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36	2,000,000	2,135,840
Series 2017:
5% 12/1/33	2,150,000	2,653,229
5% 12/1/35	1,000,000	1,226,390
5% 12/1/36	2,660,000	3,252,249
5% 12/1/37	1,515,000	1,847,679
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,171,840
5% 4/1/42	1,000,000	1,168,550
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,818,780
5% 8/15/43	2,000,000	2,342,380
5% 8/15/48	2,500,000	2,908,775
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,546,191
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	511,860
5% 7/1/29	300,000	382,251
5% 7/1/30	375,000	475,298
5% 7/1/31	425,000	535,810
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	5,220,000	5,221,348
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,247,420
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/22	275,000	292,067
5% 3/1/23	585,000	631,157
First Series 2012:
5% 4/1/21	500,000	515,837
5% 4/1/22	600,000	643,956
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	800,000	865,176
5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	1,100,000	1,189,617
Series 2010 E, 5% 5/15/31	1,825,000	1,829,946
Series 2016, 5% 5/1/33	2,200,000	2,484,746
Series 2018 A, 5% 2/15/48	4,000,000	4,840,640
Series 2019 A:
4% 3/1/37	750,000	815,318
5% 3/1/36	1,000,000	1,173,210
5% 3/1/38	1,000,000	1,165,790
5% 3/1/39	1,000,000	1,162,660
Series 2019:
4% 12/1/44	1,000,000	1,161,250
4% 12/1/48	1,000,000	1,155,910
Series AT-1 5% 6/15/31	5,000,000	5,948,150
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,965,000	2,132,831
Series 2019 131, 3.5% 4/1/49	4,950,000	5,316,944
Series 2020 13 2A, 3.5% 4/1/51	2,000,000	2,165,320
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,461,400
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,454,938
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,448,500
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,167,570
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,320,033
5% 9/1/31	1,415,000	1,691,732
Series 2019 A, 5% 9/1/48	6,390,000	8,079,005
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,851,150
Series 2013 A2:
5% 12/1/28	500,000	597,510
5% 12/1/38	2,500,000	2,955,550
Series 2014 A, 5% 12/1/31	865,000	989,551
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	5,621,770
Series 2017 A1:
5% 12/1/30	3,500,000	4,260,865
5% 12/1/31	2,000,000	2,421,100
5% 12/1/33	1,500,000	1,798,095
Series 2018 A2, 5% 12/1/43	5,000,000	5,987,750
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	406,546
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,425,485
5% 7/1/31 (a)	1,000,000	1,183,780
5% 7/1/33 (a)	2,250,000	2,634,773
5% 7/1/37 (a)	5,065,000	5,861,978
5% 7/1/42 (a)	4,000,000	4,579,880
5% 7/1/47 (a)	3,035,000	3,452,495
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	5,024,100
Series 2020 A, 4% 11/1/45	3,825,000	4,110,536
Series 2020 C:
4% 11/1/35 (d)	1,750,000	1,931,773
4% 11/1/36 (d)	1,500,000	1,649,100
series 2020 C, 4% 11/1/37 (d)	1,255,000	1,375,229
Series 2020 C, 4% 11/1/38 (d)	1,000,000	1,092,520
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,320,299
5% 8/1/29	2,000,000	2,318,480
5% 8/1/30	1,500,000	1,732,545
5% 8/1/31	1,100,000	1,265,913
5% 10/1/33	1,500,000	1,749,645
5% 10/1/34	500,000	581,630
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,860,345
Series 2019 B:
5% 2/1/38	3,000,000	3,745,260
5% 2/1/39	2,500,000	3,112,175
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,594,800
Series 2012 A, 5.625% 7/1/36	4,045,000	4,251,861
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,029,305
5% 4/15/25	2,230,000	2,403,204
Series 2015 A, 5% 4/15/29	3,000,000	3,427,440
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,029,080
Series 2016 F, 5% 9/1/34	4,000,000	4,763,480
Series 2018 A:
5% 9/1/29	1,250,000	1,578,725
5% 9/1/30	1,000,000	1,255,900
5% 9/1/33	1,000,000	1,234,000
Series 2019 A:
4% 9/1/37	2,100,000	2,414,244
4% 9/1/38	2,300,000	2,636,122
4% 9/1/39	2,000,000	2,285,880
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,015,280
Series 2011 A, 5% 1/1/41	2,715,000	2,759,173
Series 2015 B, 5% 7/1/30	3,500,000	4,159,505
Series 2017 B:
5% 11/1/29	3,000,000	3,768,780
5% 11/1/30	3,700,000	4,624,334
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,249,010
5% 12/15/32	500,000	620,485
5% 12/15/33	500,000	617,265
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,394,765
Pittsburgh Gen. Oblig. Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	655,190
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,521,793
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,187,266
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,360,114
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,165,700
Pittsburgh School District Series 2015, 5% 9/1/23 (FSA Insured)	1,085,000	1,244,799
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured)	3,600,000	4,493,844
Series 2019 B:
4% 9/1/34 (FSA Insured)	2,000,000	2,365,800
4% 9/1/35 (FSA Insured)	400,000	471,008
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,211,770
5% 3/1/36 (FSA Insured)	1,050,000	1,263,014
5% 3/1/37 (FSA Insured)	1,600,000	1,913,728
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,230,320
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,151,363
5% 12/1/20	30,000	30,498
5% 12/1/22	30,000	32,840
5% 12/1/27	1,480,000	1,744,165
5% 12/1/29	1,000,000	1,171,270
Series 2019 A, 4% 6/1/49	4,650,000	5,250,222
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,066,700
5% 1/1/38 (a)	1,125,000	1,188,900
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	4,500,000	5,096,970
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,438,088
5% 4/1/26 (FSA Insured)	1,000,000	1,215,520
5% 4/1/28 (FSA Insured)	1,390,000	1,706,114
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	1,500,000	1,621,800
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/25	4,465,000	4,478,127
5.25% 7/1/20	1,000,000	1,000,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,498,866
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,474,479

TOTAL PENNSYLVANIA		475,692,972

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	546,835
5% 7/1/23	1,000,000	1,091,350
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,220,220
5% 1/1/38	1,300,000	1,576,003
5% 1/1/39	1,000,000	1,209,040
5% 1/1/40	1,100,000	1,326,655

TOTAL PENNSYLVANIA, NEW JERSEY		6,970,103

TOTAL MUNICIPAL BONDS
(Cost $459,838,267)		483,383,900

Municipal Notes - 2.3%
Pennsylvania - 2.3%
Pennsylvania Higher Edl. Facilities Auth. Rev. Series B, 0.1% 7/1/20, LOC TD Banknorth, NA, VRDN (b)	2,160,000	$2,160,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 0.13% 7/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	9,600,000	9,599,989
TOTAL MUNICIPAL NOTES
(Cost $11,759,995)		11,759,989
TOTAL INVESTMENT IN SECURITIES - 97.4%
(Cost $471,598,262)		495,143,889
NET OTHER ASSETS (LIABILITIES) - 2.6%		13,250,067
NET ASSETS - 100%		$508,393,956

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$495,143,889	$--	$495,143,889	$--
Total Investments in Securities:	$495,143,889	$--	$495,143,889	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.1%
Education	18.8%
General Obligations	17.5%
Transportation	12.9%
Water & Sewer	8.3%
Others* (Individually Less Than 5%)	12.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $471,598,262)		$495,143,889
Cash		13,846,591
Receivable for fund shares sold		476,298
Interest receivable		6,085,582
Other receivables		1,586
Total assets		515,553,946
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,287,851
Payable for fund shares redeemed	309,776
Distributions payable	342,495
Accrued management fee	147,943
Other affiliated payables	48,195
Other payables and accrued expenses	23,730
Total liabilities		7,159,990
Net Assets		$508,393,956
Net Assets consist of:
Paid in capital		$484,674,185
Total accumulated earnings (loss)		23,719,771
Net Assets		$508,393,956
Net Asset Value, offering price and redemption price per share ($508,393,956 ÷ 44,816,121 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$7,722,112
Expenses
Management fee	$897,165
Transfer agent fees	227,424
Accounting fees and expenses	65,498
Custodian fees and expenses	2,011
Independent trustees' fees and expenses	861
Registration fees	22,542
Audit	28,045
Legal	7,096
Miscellaneous	1,471
Total expenses before reductions	1,252,113
Expense reductions	(2,101)
Total expenses after reductions		1,250,012
Net investment income (loss)		6,472,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		79,624
Total net realized gain (loss)		79,624
Change in net unrealized appreciation (depreciation) on investment securities		(2,289,390)
Net gain (loss)		(2,209,766)
Net increase (decrease) in net assets resulting from operations		$4,262,334

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,472,100	$13,467,643
Net realized gain (loss)	79,624	2,960,409
Change in net unrealized appreciation (depreciation)	(2,289,390)	19,347,996
Net increase (decrease) in net assets resulting from operations	4,262,334	35,776,048
Distributions to shareholders	(6,875,293)	(15,849,985)
Share transactions
Proceeds from sales of shares	47,316,110	90,587,027
Reinvestment of distributions	4,546,021	9,874,916
Cost of shares redeemed	(57,572,294)	(56,189,774)
Net increase (decrease) in net assets resulting from share transactions	(5,710,163)	44,272,169
Total increase (decrease) in net assets	(8,323,122)	64,198,232
Net Assets
Beginning of period	516,717,078	452,518,846
End of period	$508,393,956	$516,717,078
Other Information
Shares
Sold	4,185,373	8,040,782
Issued in reinvestment of distributions	400,162	872,528
Redeemed	(5,136,599)	(4,980,195)
Net increase (decrease)	(551,064)	3,933,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$10.92	$11.18	$10.97	$11.31	$11.34
Income from Investment Operations
Net investment income (loss)A	.144	.310	.314	.328	.336	.358
Net realized and unrealized gain (loss)	(.042)	.523	(.226)	.257	(.291)	.013
Total from investment operations	.102	.833	.088	.585	.045	.371
Distributions from net investment income	(.142)	(.307)	(.314)	(.328)	(.336)	(.358)
Distributions from net realized gain	(.010)	(.056)	(.034)	(.047)	(.049)	(.043)
Total distributions	(.152)	(.363)	(.348)	(.375)	(.385)	(.401)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$11.34	$11.39	$10.92	$11.18	$10.97	$11.31
Total ReturnC,D	.90%	7.71%	.84%	5.41%	.34%	3.33%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.49%	.49%
Net investment income (loss)	2.55%F	2.74%	2.88%	2.95%	2.95%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$508,394	$516,717	$452,519	$480,405	$452,516	$468,086
Portfolio turnover rate	18%F	20%	15%	12%	18%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2020

Days	% of fund's investments 6/30/20
1 - 7	86.4
8 - 30	0.3
31 - 60	3.1
61 - 90	3.1
91 - 180	3.8
> 180	3.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Variable Rate Demand Notes (VRDNs)	25.7%
Tender Option Bond	56.2%
Other Municipal Security	10.8%
Investment Companies	5.4%
Net Other Assets (Liabilities)	1.9%

Current 7-Day Yields

6/30/20
Fidelity® Pennsylvania Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2020, the most recent period shown in the table, would have been (0.21)%.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 25.7%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/20, VRDN (a)(b)	$800,000	$800,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.34% 7/7/20, VRDN (b)	100,000	100,000
Series 2007 B, 0.34% 7/7/20, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 0.32% 7/7/20, VRDN (b)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	100,000	100,000
		1,000,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.31% 7/7/20, VRDN (b)	700,000	700,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/20, VRDN (a)(b)	400,000	400,000
Pennsylvania - 22.5%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.14% 7/1/20, LOC PNC Bank NA, VRDN(a)(b)	4,120,000	4,120,000
Chester County Health & Ed. Auth. Rev. 0.18% 7/7/20, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,865,000	2,865,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.29% 7/1/20, VRDN (b)	4,055,000	4,055,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.18% 7/7/20, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,925,000	4,925,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.11% 7/7/20, LOC PNC Bank NA, VRDN (b)	1,840,000	1,840,000
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 0.12% 7/7/20, LOC Bank of America NA, VRDN (b)	1,150,000	1,150,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.13% 7/7/20, LOC RBS Citizens NA, VRDN (b)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Leidy's, Inc. Proj.) Series 1995 D7, 0.14% 7/7/20, LOC PNC Bank NA, VRDN (a)(b)	200,000	200,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.3% 7/7/20, LOC RBS Citizens NA, VRDN (b)	3,790,000	3,790,000
(The Franklin Institute Proj.) Series 2006, 0.26% 7/7/20, LOC Bank of America NA, VRDN (b)	1,900,000	1,900,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.14% 7/7/20, LOC TD Banknorth, NA, VRDN (b)	900,000	900,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 0.19% 7/7/20, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.21% 7/7/20, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
		43,120,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 0.36% 7/7/20, VRDN (a)(b)	100,000	100,000
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.31% 7/7/20, VRDN (a)(b)	500,000	500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.27% 7/7/20, VRDN (a)(b)	1,200,000	1,200,000
		1,700,000
Wyoming - 0.8%
Converse County Envir. Impt. Rev. Series 1995, 0.2% 7/7/20, VRDN (a)(b)	1,500,000	1,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $49,320,000)		49,320,000

Tender Option Bond - 56.2%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Florida - 0.4%
Broward County Port Facilities Rev. Bonds Series G 115, 0.38%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.43% 8/11/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	700,000	700,000
		800,000
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.3%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	200,000	200,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	100,000	100,000
Pennsylvania - 55.3%
Allegheny County Participating VRDN Series Floaters XM 06 63, 0.2% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,600,000	2,600,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,665,000	5,665,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.23% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,900,000	1,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.2% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	3,500,000	3,500,000
Series Floaters XF 06 02, 0.23% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	5,810,000	5,810,000
Series Floaters XM 06 13, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,700,000	1,700,000
Series Floaters YX 10 49, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,900,000	1,900,000
Series XF 09 69, 0.2% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,900,000	1,900,000
Series XM 08 87, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,900,000	1,900,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.18% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,750,000	3,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series Floaters 2019 003, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,480,000	1,480,000
Series ZF 08 33, 0.17% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,100,000	2,100,000
Series ZF 08 34, 0.17% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,300,000	2,300,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN:
Series Floaters ZF 07 95, 0.18% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,200,000	2,200,000
Series XF 28 85, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,250,000	1,250,000
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters ZM 05 17, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	299,500	299,500
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XF 24 54, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,200,000	5,200,000
Series Floaters ZM 06 50, 0.16% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series 2016 E75, 0.3%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,900,000	1,900,000
Participating VRDN:
Series MS 3252, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	5,840,000	5,840,000
Series XM 08 76, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,875,000	1,875,000
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,900,000	1,900,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 5026, 0.15% 7/1/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,200,000	1,200,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	3,000,000	3,000,000
Participating VRDN:
Series DBE 8032, 0.38% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	3,380,000	3,380,000
Series Floaters E 101, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	5,300,000	5,300,000
Series XX 11 34, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,900,000	1,900,000
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series Putters 14 XM0005, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(g)	4,200,000	4,200,000
Series XG 02 53, 0.18% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,100,000	2,100,000
Philadelphia School District Participating VRDN:
Series XM 08 59, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,900,000	1,900,000
Series XM 08 60, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,625,000	1,625,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,560,000	2,560,000
Series Floaters XF 07 19, 0.17% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,000,000	1,000,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN:
Series Floaters YX 10 75, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,000,000	3,000,000
Series XF 10 58, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,270,000	3,270,000
Wilkes-Barre Area School District Participating VRDN Series Floaters XF 07 77, 0.2% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,285,000	2,285,000
		106,189,500
Texas - 0.2%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	300,000	300,000
		400,000
TOTAL TENDER OPTION BOND
(Cost $107,889,500)		107,889,500

Other Municipal Security - 10.8%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.33% tender 7/9/20, CP mode	100,000	100,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2005, 0.38% tender 7/2/20 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	500,000	500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
0.35% tender 7/2/20, CP mode	200,000	200,000
0.35% tender 7/7/20, CP mode	200,000	200,000
		900,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 0.45% tender 7/9/20, CP mode	200,000	200,000
Series A1, 0.5% tender 7/9/20, CP mode (a)	300,000	300,000
		500,000
Pennsylvania - 10.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 5% 10/15/20	100,000	101,063
Franklin County Indl. Dev. Auth. Bonds (The Chambersburg Hosp. Proj.) Series 2010, 5.375% 7/1/20 (Pre-Refunded to 7/1/20 @ 100)	2,200,000	2,200,000
Montgomery County Indl. Dev. Auth. Rev. Bonds:
(New Reg'l. Med. Ctr. Proj.) Series 2010:
5% 8/1/20 (Escrowed to Maturity)	300,000	300,957
5% 8/1/20 (Pre-Refunded to 8/1/20 @ 100)	2,000,000	2,007,345
Series 2010, 5.375% 8/1/20 (Pre-Refunded to 8/1/20 @ 100)	755,000	757,704
Pennsylvania Econ. Dev. Fing. Auth. Bonds Series 2017 A, 4% 11/15/20	1,000,000	1,011,270
Pennsylvania Gen. Oblig. Bonds:
Series 2011, 5% 11/15/20	100,000	101,388
Series 2013 2, 5% 10/15/20	555,000	560,963
Series 2015 2, 5% 8/15/20	140,000	140,642
Series 2016 1, 5% 9/15/20	3,660,000	3,688,531
Series 2016:
5% 9/15/20	140,000	141,076
5% 1/15/21	3,900,000	3,981,637
Series 2017, 5% 1/1/21	1,160,000	1,181,999
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 2017 12 4A, 1.65% 4/1/21 (a)	1,015,000	1,021,819
Pennsylvania Tpk. Commission Tpk. Rev. Bonds:
Series 2011 A, 5.5% 12/1/20 (Pre-Refunded to 12/1/20 @ 100)	350,000	356,815
Series B2, 5.125% 12/1/20 (Pre-Refunded to 12/1/20 @ 100)	175,000	177,950
Series C1, 5% 12/1/20 (Pre-Refunded to 12/1/20 @ 100)	1,500,000	1,521,970
		19,253,129
TOTAL OTHER MUNICIPAL SECURITY
(Cost $20,753,129)		20,753,129
	Shares	Value

Investment Company - 5.4%
Fidelity Municipal Cash Central Fund .18% (h)(i)
(Cost $10,303,000)	10,301,970	10,303,000
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $188,265,629)		188,265,629
NET OTHER ASSETS (LIABILITIES) - 1.9%		3,585,844
NET ASSETS - 100%		$191,851,473

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,500,000 or 2.9% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,200,000 or 2.2% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.38%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	9/26/19	$100,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.3%, tender 7/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.3%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$1,900,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$3,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$50,992
Total	$50,992

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $177,962,629)	$177,962,629
Fidelity Central Funds (cost $10,303,000)	10,303,000
Total Investment in Securities (cost $188,265,629)		$188,265,629
Cash		10,913
Receivable for securities sold on a delayed delivery basis		1,900,000
Receivable for fund shares sold		1,169,582
Interest receivable		575,202
Distributions receivable from Fidelity Central Funds		1,571
Other receivables		15
Total assets		191,922,912
Liabilities
Payable for fund shares redeemed	$27,187
Distributions payable	75
Accrued management fee	44,177
Total liabilities		71,439
Net Assets		$191,851,473
Net Assets consist of:
Paid in capital		$191,854,007
Total accumulated earnings (loss)		(2,534)
Net Assets		$191,851,473
Net Asset Value, offering price and redemption price per share ($191,851,473 ÷ 191,594,657 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$1,054,064
Income from Fidelity Central Funds		50,992
Total income		1,105,056
Expenses
Management fee	$495,219
Independent trustees' fees and expenses	338
Total expenses before reductions	495,557
Expense reductions	(55,419)
Total expenses after reductions		440,138
Net investment income (loss)		664,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,407
Total net realized gain (loss)		47,407
Net increase in net assets resulting from operations		$712,325

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$664,918	$2,229,114
Net realized gain (loss)	47,407	70,011
Net increase in net assets resulting from operations	712,325	2,299,125
Distributions to shareholders	(719,041)	(2,283,947)
Share transactions
Proceeds from sales of shares	35,419,547	33,245,355
Reinvestment of distributions	678,887	2,156,964
Cost of shares redeemed	(51,247,806)	(68,822,243)
Net increase (decrease) in net assets and shares resulting from share transactions	(15,149,372)	(33,419,924)
Total increase (decrease) in net assets	(15,156,088)	(33,404,746)
Net Assets
Beginning of period	207,007,561	240,412,307
End of period	$191,851,473	$207,007,561
Other Information
Shares
Sold	35,419,547	33,245,355
Issued in reinvestment of distributions	678,887	2,156,964
Redeemed	(51,247,806)	(68,822,243)
Net increase (decrease)	(15,149,372)	(33,419,924)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.010	.010	.004	.001	–A
Net realized and unrealized gain (loss)	.001	.001	–A	–A	–A	–A
Total from investment operations	.004	.011	.010	.004	.001	–A
Distributions from net investment income	(.003)	(.010)	(.010)	(.004)	(.001)	–A
Distributions from net realized gain	–A	–A	–	–A	–A	–A
Total distributions	(.004)B	(.011)C	(.010)	(.004)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.37%	1.06%	.97%	.40%	.09%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%H	.50%	.50%	.50%	.35%	.06%
Expenses net of all reductions	.45%H	.50%	.50%	.50%	.35%	.06%
Net investment income (loss)	.67%H	1.03%	.96%	.38%	.07%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$191,851	$207,008	$240,412	$284,994	$405,526	$731,701

 A Amount represents less than $.0005 per share.

 B Total distributions of $.004 per share is comprised of distributions from net investment income of $.0034 and distributions from net realized gain of $.0003 per share.

 C Total distributions of $.011 per share is comprised of distributions from net investment income of $.0102 and distributions from net realized gain of $.0003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$470,368,389	$26,383,192	$(1,607,692)	$24,775,500
Fidelity Pennsylvania Municipal Money Market Fund	188,265,629	–	–	–

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	44,204,433	50,772,644

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$635

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $55,409.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Pennsylvania Municipal Income Fund	$1,587
Fidelity Pennsylvania Municipal Money Market Fund	10

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$514

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,009.00	$2.45
Hypothetical-C		$1,000.00	$1,022.43	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.45%
Actual		$1,000.00	$1,003.70	$2.24**
Hypothetical-C		$1,000.00	$1,022.63	$2.26**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.49 and $2.51, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Pennsylvania Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PFR-SANN-0820
1.705577.122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020